Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Direct sales, net	$ 193,614,500	$ 291,524,509	$ 195,821,308
Distribution sales, net	48,959,174	70,533,404	97,419,877
Total revenues, net	242,573,674	362,057,913	293,241,185
Cost of revenues:
Direct sales	96,471,502	160,359,667	106,990,383
Distribution sales	35,475,084	45,584,141	74,732,116
Total cost of revenues	131,946,586	205,943,808	181,722,499
Gross profit	110,627,088	156,114,105	111,518,686
Operating (expenses) income
Advertising expenses	(58,337,710)	(68,562,714)	(58,469,862)
Other selling and marketing expenses	(50,346,118)	(59,854,030)	(43,376,505)
General and administrative expenses	(27,070,799)	(31,680,711)	(25,434,172)
Other operating income, net	3,276,753	5,083,568	2,976,811
Total operating expenses	(132,477,874)	(155,013,887)	(124,303,728)
Income (loss) from operations	(21,850,786)	1,100,218	(12,785,042)
Other income	5,755,017	7,821,914	4,825,700
Income (loss) before income taxes, equity in losses of affiliates and extraordinary items	(16,095,769)	8,922,132	(7,959,342)
Income tax (expenses) benefits	(1,822,626)	(3,110,996)	1,538,940
Equity in losses of affiliates		(771,720)	(796,721)
Income from extraordinary items, net of tax (Note 3)			827,531
Net income (loss)	(17,918,395)	5,039,416	(6,389,592)
Net income (loss) attributable to noncontrolling interests	(7,679)	83,843	(19,589)
Net income (loss) attributable to Acorn International, Inc. shareholders	(17,926,074)	5,123,259	(6,409,181)
Income (loss) per ordinary share:
Basic	$ (0.20)	$ 0.06	$ (0.08)
Basic from extraordinary items			$ 0.01
Basic-including extraordinary items	$ (0.20)	$ 0.06	$ (0.07)
Diluted	$ (0.20)	$ 0.06	$ (0.08)
Diluted from extraordinary items			$ 0.01
Diluted-including extraordinary items	$ (0.20)	$ 0.06	$ (0.07)
Shares used in calculating income (loss) per ordinary share:
Basic	89,965,979	89,629,395	88,923,162
Diluted	89,965,979	89,796,835	88,923,162
Includes share-based compensation related to:
Share-based compensation	424,445	129,673	215,171
General and Administrative Expense
Includes share-based compensation related to:
Share-based compensation	$ 424,445	$ 129,673	$ 215,171